TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2022
TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE
State VAT (ICMS)	R$ 2,181,377	R$ 2,895,375
PIS and COFINS	981,848	1,885,486
Withholding taxes and contributions	140,686	156,322
Fistel, INSS, ISS and other taxes	136,719	119,858
Total	3,440,630	5,057,041
Current	2,571,170	3,716,169
Non-current	R$ 869,460	1,340,872
Tax credits offsetting period	48 months
Deferred tax credits from acquisition of property and equipment	R$ 626,636	578,290
Amount of ICMS credit recognized		2,269,391		R$ 1,145,658
Amount of ICMS credit recognized in current assets	786,857	1,579,117
Recognized as other operating income	396,723	1,660,295	R$ 435,698
Recognized as financial income	R$ 816,038	R$ 609,096	R$ 512,659